Capital Management - Summary of Capital (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)		Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Capital management [abstract]
Equity		₨ 807,122		$ 10,637		₨ 734,049			₨ 681,895	₨ 731,946
Cash and cash equivalents		86,709		1,143		48,537
Short term investments		233,755		3,081		276,494
Non-current bank deposits		2,017		27		1,107
Total cash (a)	[1]	322,481		4,251		326,138
Current borrowings (Note 22)		168,944		2,227		189,600
Non-current borrowings (Note 22)		362,023		4,772		379,622
Total debt (b)		530,967	[2]	6,999	[2]	569,222	[2]	$ 7,503	₨ 579,475
Net debt (c=(b-a))		208,486		2,748		243,084
Total capital (equity+net debt) (d)		₨ 1,015,608		$ 13,385		₨ 977,133
Gearing ratio (c/d)		0.20%		0.20%		0.20%		0.20%

[1]	The constituents of ‘total cash’ for the purpose of capital management disclosure includes only those amounts of restricted funds that are corresponding to liabilities (e.g. margin money deposits). Consequently, restricted funds of ₹ 6,352 million and ₹ 6,900 million ($ 91 million) as at March 31, 2021 and March 31, 2022 respectively have been excluded from ‘total cash’ in the capital management disclosures. (Refer Notes 17, 19 and 20).
[2]	Additionally, Non-current bank deposits of ₹ 1,107 million and ₹ 2,017 million ($ 27 million) as at March 31, 2021 and March 31, 2022 respectively have been included to form part of ‘total cash’ in the capital management disclosures.